UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 29,176,741	$ 44,473,270
Other financial assets	2,018,893	11,695,528
Trade receivables	226,458,428	207,320,974
Other receivables	17,204,097	18,298,672
Recoverable income tax	1,500,924	655,691
Inventories	101,809,489	125,929,768
Biological assets	4,398,841	294,134
Total current assets	382,567,413	408,668,037
NON-CURRENT ASSETS
Other financial assets	817,544	634,553
Other receivables	18,248,572	17,957,121
Recoverable income tax	15,379	10,889
Deferred tax assets	13,282,972	9,698,860
Investments in joint ventures and associates	40,013,004	39,786,353
Investment properties	560,783	560,783
Property, plant and equipment	74,901,243	74,573,278
Intangible assets	176,292,048	176,893,136
Goodwill	112,163,432	112,163,432
Right of use asset	16,335,484	11,601,752
Total non-current assets	452,630,461	443,880,157
Total assets	835,197,874	852,548,194
CURRENT LIABILITIES
Trade and other payables	144,026,138	168,732,469
Borrowings	119,191,968	136,747,198
Employee benefits and social security	8,230,370	7,340,958
Deferred revenue and advances from customers	2,929,540	3,923,140
Income tax payable	5,898,060	4,825,271
Consideration for acquisition	3,211,075	4,617,281
Lease liabilities	5,289,223	3,122,778
Total current liabilities	288,776,374	329,309,095
NON-CURRENT LIABILITIES
Borrowings	66,913,633	42,104,882
Deferred revenue and advances from customers	1,879,736	1,925,138
Joint ventures and associates	749,269	296,455
Deferred tax liabilities	32,950,920	34,995,791
Provisions	1,114,593	1,255,702
Consideration for acquisition	2,233,332	2,309,234
Secured notes	83,400,171	80,809,686
Lease liabilities	10,848,789	8,161,359
Total non-current liabilities	200,090,443	171,858,247
Total liabilities	488,866,817	501,167,342
EQUITY
Equity attributable to owners of the parent	309,552,310	315,041,257
Non-controlling interest	36,778,747	36,339,595
Total equity	346,331,057	351,380,852
Total equity and liabilities	$ 835,197,874	$ 852,548,194